Financial risk management and financial instruments - Additional Information (Details) $ / shares in Units, £ in Millions, kr in Millions, kr in Millions, $ in Millions, $ in Millions						12 Months Ended			28 Months Ended
	Oct. 01, 2021 EUR (€)	Aug. 23, 2021 EUR (€) shares	Aug. 23, 2021 $ / shares	Jul. 01, 2019 EUR (€) shares	Jul. 01, 2019 $ / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 NOK (kr)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 NOK (kr)	Dec. 31, 2022 SEK (kr)	Aug. 20, 2021 EUR (€) shares	Apr. 21, 2021 EUR (€) shares	Mar. 02, 2021 USD ($)
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Number of shares authorized for share repurchase program (in shares) | shares																						10,000,000	4,366,427
Amount authorized for share repurchase program																						€ 1,000,000,000	€ 510,000,000
Number of shares repurchased in period (in shares) | shares									469,274
Payment for repurchase of stock									€ 91,000,000
Percentage of investment in counterparties and instruments						10.00%
Portfolio maturity period						2 years
Investment maturity period						5 years
Short term investments maximum liquidity period						90 days
Credit losses on short term investments						€ 0	€ 0
Contract maximum duration						1 year
Transfers between levels						€ 0	0
Warrants sold to acquire ordinary shares		€ 31,000,000		€ 15,000,000
Ordinary shares acquired trough warrants issue (in shares) | shares		800,000		800,000
Exercise price of warrants (in dollars per share) | $ / shares			$ 281.63		$ 190.09
Warrant exercise price number of times of fair market value of ordinary shares		1.3		1.3
Sale of long term investments	0.667
Proceeds from sale of long-term investments	€ 144,000,000					€ 0	0	€ 144,000,000
Gains (losses) on disposals of investments	134,000,000
Increase (decrease) through reclassification of after tax gain on sale of long-term investments, equity	€ 109,000,000
Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount | $																								$ 1,500,000,000
Borrowings, interest rate																								0.00%
Additional notional amount option | $																								$ 200,000,000
Binomial option pricing model weight																								75.00%
Borrowing instrument weight																								25.00%
Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent						10.00%
Non-controlling equity interest percentage						8.00%
Tencent Music Entertainment Group | Bottom of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of the long term investment						€ 1,039,000,000	985,000,000		1,039,000,000
Tencent Music Entertainment Group | Top of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of the long term investment						1,270,000,000	1,204,000,000		1,270,000,000
Foreign Exchange Forwards | Cash Flow Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount										$ 154,000,000	$ 670	£ 915	$ 590	kr 1,650	kr 2,722	$ 121,000,000	$ 582	£ 774	$ 502	kr 1,504	kr 2,496
Foreign Exchange Forwards | Revenue | Cash Flow Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount						1,414,000,000	1,214,000,000		1,414,000,000	88,000,000	391	536	347	994	1,646	69,000,000	336	453	293	905	1,504
Foreign Exchange Forwards | Cost of revenue | Cash Flow Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount						€ 991,000,000	€ 859,000,000		991,000,000	$ 66,000,000	$ 279	£ 379	$ 243	kr 656	kr 1,076	$ 52,000,000	$ 246	£ 321	$ 209	kr 599	kr 992
Currency risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent						10.00%	10.00%
Reasonably possible change in risk variable, impact on equity						€ 127,000,000	€ 140,000,000
Interest rate risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent						1.00%	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings						€ 40,000,000	€ 36,000,000
Equity price risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent						10.00%
Reasonably possible change in risk variable, impact on equity							1,000,000
Equity price risk | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent						10.00%
Equity price risk | Warrants
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent						10.00%
Equity price risk | Bottom of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, impact on equity						€ 17,000,000
Equity price risk | Bottom of Range | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values						1,197,000,000			1,197,000,000
Equity price risk | Bottom of Range | Warrants
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values						2,000,000	1,000,000		2,000,000
Equity price risk | Top of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, impact on equity						18,000,000
Equity price risk | Top of Range | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values						1,210,000,000			1,210,000,000
Equity price risk | Top of Range | Warrants
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values						€ 6,000,000	2,000,000		6,000,000
Volatility risk | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent						10.00%
Volatility risk | Bottom of Range | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values						€ 1,192,000,000			1,192,000,000
Volatility risk | Top of Range | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values						€ 1,219,000,000			1,219,000,000
Credit risk | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent						10000.00%
Credit risk | Bottom of Range | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values						€ 1,221,000,000			1,221,000,000
Credit risk | Top of Range | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values						1,185,000,000			1,185,000,000
Financial Credit Risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Cash and cash equivalents and short term investments						€ 4,214,000,000	€ 3,350,000,000		€ 4,214,000,000